Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 13,673,000	¥ 14,958,000
Investment securities, Available-for-sale debt securities		45,012,551	34,200,203
Equity securities		5,732,045	5,385,258
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	12,636,000	14,034,000
Obligation to return securities received as collateral		5,146,000	4,806,000
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	10,477,000	10,847,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	9,640,000	10,205,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	2,860,000	3,734,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	2,757,000	3,608,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	210,000	236,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	223,000	277,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	31,000	26,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	30,000	26,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	91,000	114,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	91,000	95,000
Other [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3],[4]	4,000	1,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3],[4]	(105,000)	(177,000)
Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		33,809,468	23,462,879
Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,343,506	2,952,820
Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,827,577	3,037,488
Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,221,287	1,272,826
Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,385,594	1,459,393
Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		443,301	382,255
Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,264,742	1,469,476
Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		277,018	163,066	[5]
Commercial Paper [Member]
Assets:
Investment securities, Available-for-sale debt securities		440,058
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	32,271,748	32,479,566
Trading account assets, Trading derivative assets		13,670,492	14,957,574
Investment securities, Available-for-sale debt securities		45,012,551	34,200,203
Equity securities		5,366,266	4,808,281
Others	[7]	836,107	1,136,800
Assets at fair value, Total		97,157,164	87,582,424
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		108,798	559,382
Trading account liabilities, Trading derivative liabilities		12,737,950	14,208,051
Obligation to return securities received as collateral	[8]	5,145,912	4,806,171
Other	[9]	467,335	520,609
Liabilities at fair value, Total		18,459,995	20,094,213
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	19,178,865	14,891,635
Trading account assets, Trading derivative assets		96,022	216,834
Investment securities, Available-for-sale debt securities		32,362,705	22,126,881
Equity securities		4,976,057	4,471,499
Others	[7]	780,868	1,054,186
Assets at fair value, Total		57,394,517	42,761,035
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		106,076	555,664
Trading account liabilities, Trading derivative liabilities		139,392	300,215
Obligation to return securities received as collateral	[8]	5,038,763	4,663,068
Liabilities at fair value, Total		5,284,231	5,518,947
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	12,313,174	17,061,985
Trading account assets, Trading derivative assets		13,507,030	14,680,632
Investment securities, Available-for-sale debt securities		12,401,919	11,798,392
Equity securities		344,445	296,819
Others	[7]	32,590	45,913
Assets at fair value, Total		38,599,158	43,883,741
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		2,722	3,718
Trading account liabilities, Trading derivative liabilities		12,551,354	13,851,205
Obligation to return securities received as collateral	[8]	107,149	143,103
Other	[9]	418,084	514,003
Liabilities at fair value, Total		13,079,309	14,512,029
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	779,709	525,946
Trading account assets, Trading derivative assets		67,440	60,108
Investment securities, Available-for-sale debt securities		247,927	274,930
Equity securities		45,764	39,963
Others	[7]	22,649	36,701
Assets at fair value, Total		1,163,489	937,648
Liabilities:
Trading account liabilities, Trading derivative liabilities		47,204	56,631
Other	[9]	49,251	6,606
Liabilities at fair value, Total		96,455	63,237
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		10,476,924	10,846,607
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,639,660	10,205,375
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		20,459	74,488
Liabilities:
Trading account liabilities, Trading derivative liabilities		35,749	153,098
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		10,440,306	10,758,790
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,596,157	10,038,198
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		16,159	13,329
Liabilities:
Trading account liabilities, Trading derivative liabilities		7,754	14,079
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		2,860,293	3,733,683
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,753,720	3,603,990
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		588	1,550
Liabilities:
Trading account liabilities, Trading derivative liabilities		944	3,360
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		2,849,093	3,723,087
Liabilities:
Trading account liabilities, Trading derivative liabilities		2,748,606	3,596,589
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		10,612	9,046
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,170	4,041
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		210,292	235,572
Liabilities:
Trading account liabilities, Trading derivative liabilities		222,832	276,699
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		74,975	140,796
Liabilities:
Trading account liabilities, Trading derivative liabilities		102,699	143,757
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		129,075	87,285
Liabilities:
Trading account liabilities, Trading derivative liabilities		115,816	121,229
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		6,242	7,491
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,317	11,713
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		30,555	27,502
Liabilities:
Trading account liabilities, Trading derivative liabilities		30,626	26,789
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		5	10
Liabilities:
Trading account liabilities, Trading derivative liabilities		5	14
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		30,550	27,492
Liabilities:
Trading account liabilities, Trading derivative liabilities		30,621	26,775
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		91,065	114,210
Liabilities:
Trading account liabilities, Trading derivative liabilities		90,817	95,198
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		88,539	111,460
Liabilities:
Trading account liabilities, Trading derivative liabilities		90,756	95,175
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		2,526	2,750
Liabilities:
Trading account liabilities, Trading derivative liabilities		61	23
Fair Value, Measurements, Recurring [Member] | Other [Member]
Assets:
Trading account assets, Trading derivative assets	[10]	1,363
Liabilities:
Trading account liabilities, Trading derivative liabilities	[10]	295
Fair Value, Measurements, Recurring [Member] | Other [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	[10]	12
Liabilities:
Trading account liabilities, Trading derivative liabilities	[10]	14
Fair Value, Measurements, Recurring [Member] | Other [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	[10]	1,351
Liabilities:
Trading account liabilities, Trading derivative liabilities	[10]	281
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		33,809,468	23,462,879
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		30,410,927	19,897,187
Fair Value, Measurements, Recurring [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,398,541	3,565,692
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,343,506	2,952,820
Fair Value, Measurements, Recurring [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		3,343,506	2,952,820
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		2,827,577	3,037,488
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,951,778	2,229,694
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		859,040	792,027
Fair Value, Measurements, Recurring [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		16,759	15,767
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,221,287	1,272,826
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,221,142	1,262,718
Fair Value, Measurements, Recurring [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		145	10,108
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,385,594	1,459,393
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,385,579	1,459,378
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		15	15
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		443,301	382,255
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		441,505	380,278
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,796	1,977
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,264,742	1,469,476
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		1,138,145	1,328,601
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		126,597	140,875
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale debt securities		277,018	163,066
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		174,403	56,878
Fair Value, Measurements, Recurring [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale debt securities		102,615	106,188
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Assets:
Investment securities, Available-for-sale debt securities		440,058
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale debt securities		440,058
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Equity securities		5,320,502	4,768,318
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Equity securities		4,976,057	4,471,499
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Equity securities		344,445	296,819
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member]
Assets:
Equity securities	[11]	45,764	39,963
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Real Estate Funds [Member]
Assets:
Investments valued at net asset value		23,838	23,233
Unfunded commitments		1,307	1,494
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Private Equity and Other Funds [Member]
Assets:
Investments valued at net asset value		17,951	18,862
Unfunded commitments
Fair Value, Measurements, Recurring [Member] | Nonmarketable Equity Securities [Member] | Level 3 [Member]
Assets:
Equity securities	[11]	45,764	39,963
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		6,360,553	4,155,167
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		5,997,301	3,805,039
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		363,252	350,128
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		95,846	93,479
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		95,846	93,479
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member]
Assets:
Trading account assets, Trading securities		12,493,639	9,775,245
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		11,797,972	9,356,427
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		694,545	417,766
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Government and Official Institution Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,122	1,052
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		2,479,587	2,537,714
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities			11
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		2,479,587	2,537,559
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities			144
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		5,019,062	9,037,539
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		120
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		5,018,942	9,037,539
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,231,091	1,006,815
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		817,786	590,556
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		413,305	416,259
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		277,563	14,438
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		7,579	7,787
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		269,984	6,651
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,626,513	2,959,580
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,626,513	2,959,580
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[12]	2,687,894	2,899,589
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investments valued at net asset value		75,766	66,918
Unfunded commitments		91,287	102,743
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,383,472	1,730,158
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[12]	1,209,124	1,067,591
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[12]	¥ 95,298	¥ 101,840

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
[5]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions and money in trust for segregating cash deposited by customers on security transactions.
[8]	Included in Other liabilities.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	From the period ended September 30, 2020, certain derivatives such as earthquake derivatives previously included in Commodity contracts are separately disclosed in Other of Trading derivative assets and liabilities.
[11]	Excludes certain investments valued at net asset value of real estate funds and private equity and other funds whose fair values at March 31, 2020 were ¥23,233 million and ¥18,862 million respectively, and those at September 30, 2020 were ¥23,838 million and ¥17,951 million respectively. The amounts of unfunded commitments related to these real estate funds and private equity and other funds at March 31, 2020 were ¥1,494 million and nil, respectively, and those at September 30, 2020 were ¥1,307 million and nil, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.
[12]	Excludes certain investments valued at net asset value of private equity funds whose fair values at March 31, 2020 were ¥66,918 million and those at September 30, 2020 were ¥75,766 million, respectively. The amounts of unfunded commitments related to these private equity funds at March 31, 2020 were ¥102,743 million, and those at September 30, 2020 were ¥91,287 million, respectively. For the nature and details of these investments, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2020.